Leases - As a Lessor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating leases
Lease revenue	€ 415	€ 423	€ 463
Income from leases not recognised as revenue	42	36	38
Committed operating lease payments due to the Group as a lessor	443	433	491
Within one year
Operating leases
Committed operating lease payments due to the Group as a lessor	258	261	296
In one to two years
Operating leases
Committed operating lease payments due to the Group as a lessor	110	98	121
In two to three years
Operating leases
Committed operating lease payments due to the Group as a lessor	34	31	29
In three to four years
Operating leases
Committed operating lease payments due to the Group as a lessor	21	18	16
In four to five years
Operating leases
Committed operating lease payments due to the Group as a lessor	9	11	9
In more than five years
Operating leases
Committed operating lease payments due to the Group as a lessor	€ 11	€ 14	€ 20